Write-down of Vessels	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Write-down and Sale of Vessels	Write-down of VesselsIn March 2020, the carrying values for six of the Partnership's seven wholly-owned multi-gas carriers (the Unikum Spirit, Vision Spirit, Pan Spirit, Cathinka Spirit, Camilla Spirit and Sonoma Spirit), were written down to their estimated fair values at that time, using appraised values, primarily due to the lower near-term outlook for these types of vessels partly as a result of the economic environment at that time (including the economic impact of the COVID-19 global pandemic), as well as the Partnership receiving notification that the Partnership's then-existing commercial management agreement with a third-party commercial manager would be terminated and replaced by a new commercial management agreement in September 2020. The total impairment charge of $45.0 million was included in write-down of vessels for the nine months ended September 30, 2020 in the Partnership's consolidated statements of income.